BUSINESS ACQUISITION (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014 Y
Business Acquisition 1	100.00%
Business Acquisition 2	$ 12.7
Business Acquisition 3	7.5
Business Acquisition 4	0.7
Business Acquisition 5	1.5
Business Acquisition 6	1,543,455
Business Acquisition 7	$ 5.8
Business Acquisition 8	5